OTHER INCOME AND EXPENSE - Other expense (Details) - COP ($) $ in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
OTHER INCOME AND EXPENSE
Personnel expenses	$ (4,400,542)	$ (4,085,396)	$ (3,877,584)
Taxes and surcharges	(960,332)	(914,476)	(757,936)
Consultancy, legal audit and other fees	(704,457)	(661,645)	(569,276)
Contributions and affiliations	(564,349)	(664,835)	(511,811)
Maintenance and adequations	(537,130)	(458,522)	(378,433)
Insurance	(520,006)	(382,322)	(375,611)
Depreciation of tangible assets	(440,382)	(416,946)	(378,218)
Depreciation right of use assets	(325,508)	(292,771)
Warehouse services	(283,013)	(277,574)	(270,223)
Amortization of intangible assets	(249,481)	(191,768)	(161,533)
Outsourcing services	(148,113)	(149,280)	(128,495)
Marketing	(221,541)	(351,104)	(327,539)
Transportation services	(167,442)	(184,720)	(181,687)
Cleaning and security services	(162,944)	(137,721)	(126,822)
Leases (Rent)	(158,514)	(175,002)	(476,590)
Data processing	(99,919)	(83,542)	(81,426)
Supplies and stationary	(94,866)	(103,104)	(85,128)
Losses due to claims	(74,220)	(60,302)	(47,394)
Adaptation and installation	(59,501)	(58,904)	(55,815)
Donations expenses	(41,213)	(7,256)	(10,124)
Travel expenses	(25,985)	(58,663)	(52,584)
Loss on sale of property, plant and equipment	(19,201)	(14,227)	(16,117)
Impairment losses on other assets	(7,060)	(20,755)	(166,300)
Loss from sale of non-current assets held for sale	(3,420)	(4,392)	(5,200)
Other	(383,612)	(416,122)	(329,187)
Total	$ (10,652,751)	$ (10,171,349)	$ (9,371,033)